9. FAIR VALUE MEASUREMENTS (Details - Fair value) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		$ 10,679,067
Total Assets		10,679,067
Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		0
Total Assets		0
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		0
Total Assets		0
Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0	10,679,067	5,576,065	3,588,239
Total Assets		$ 10,679,067